Intangible Assets Reported in Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011
Intangible Assets by Major Class [Line Items]
Gross	$ 234				$ 243
Accumulated Amortization	146				129
Net Book Value	88				114
Trademarks and brand names not subject to amortization	44				44
Net book value of intangible assets	132	137	140	149	158
Trademarks
Intangible Assets by Major Class [Line Items]
Gross	31				31
Accumulated Amortization	2
Net Book Value	29				31
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross	72				72
Accumulated Amortization	44				42
Net Book Value	28				30
Computer Software
Intangible Assets by Major Class [Line Items]
Gross	128				137
Accumulated Amortization	100				87
Net Book Value	28				50
Other Contractual Agreements
Intangible Assets by Major Class [Line Items]
Gross	3				3
Net Book Value	$ 3				$ 3